Intangible assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Intangible assets	$ 5,039,901	$ 5,355,687
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	14,225,775
Impairment		(15,361,970)
Ending balance	1,274,670	958,884
Amortization	315,786	2,364,983
Innovet [Member]
Statement [Line Items]
Intangible assets	0	0
Innovet [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	229,933
Impairment		(26,266,064)
Ending balance		0
Additions		39,971
Prismic [Member]
Statement [Line Items]
Intangible assets	0	0
Prismic [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	0	13,457,622
Impairment		(15,631,874)
Ending balance		0
Amortization		1,904,348
Lucid [Member]
Statement [Line Items]
Intangible assets	5,039,901	5,355,687
Lucid [Member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Begining balance	958,884	538,220
Impairment		0
Ending balance	1,274,670	958,884
Amortization	315,786	420,664
Cost [Member]
Statement [Line Items]
Begining balance	6,314,571	26,266,064
Impairment		(19,951,493)
Ending balance		6,314,571
Cost [Member] | Innovet [Member]
Statement [Line Items]
Begining balance	0	750,000
Impairment		(750,000)
Ending balance		0
Cost [Member] | Prismic [Member]
Statement [Line Items]
Begining balance	0	19,201,493
Impairment		(19,201,493)
Ending balance		0
Cost [Member] | Lucid [Member]
Statement [Line Items]
Begining balance	$ 6,314,571	6,314,571
Impairment		0
Ending balance		$ 6,314,571